E-QURE CORP. - STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Statements of Operations
Revenues	$ 0	$ 0	$ 0	$ 0
General and administrative	136,039	23,754	450,689	1,090,882
Research and development	73,241	0	561,150	0
Impairmant of research and development asets	209,280	23,754	250,123	0
Total	209,280	23,754	1,261,962	1,090,882
Loss from operations	(209,280)	(23,754)	(1,261,962)	(1,090,882)
Interest expense	0	(5,723)	(102,576)	(77,703)
Loss on settlement of debt	0	(29,552)	(23,709,343)	0
Total other expense	0	(35,275)	(23,811,919)	(77,703)
Total costs and expenses	(209,280)	(59,029)	(25,073,881)	(1,168,585)
Loss from continuing operations before income taxes	(209,280)	(59,029)	(25,073,881)	(1,168,585)
Income tax	0	0	(13,939)	0
Net loss	$ (209,280)	$ (59,029)	$ (25,087,820)	$ (1,168,585)
Basic and diluted net loss	$ (0.01)	$ (0.02)	$ (2.41)	$ (1.41)
Weighted average number of common shares outstanding (basic and diluted)	22,012,562	2,845,480	10,408,138	829,925